March 1, 2000


               The Dreyfus/Laurel Funds Trust
               Dreyfus Premier Core Value Fund

      Supplement to Statement of Additional Information
                    Dated August 16, 1999


     The seventh paragraph contained in the section of the Fund's Statement of Additional Information entitled
"Purchase of Shares - Class A Shares" relating to the purchase of Class A shares at net asset value through certain broker-dealers with the proceeds from the redemption of shares of certain registered open-end management investment companies not managed by Dreyfus or its affiliates is eliminated.


      ________________________________________________


     The following information supplements and should be read in conjunction with the section of the Fund's Statement of Additional Information entitled "Purchase of Shares -
Class T Shares".

     Class T shares also may be purchased at net asset value, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by Dreyfus or its affiliates. The purchase of Class T shares of the Fund must be made within 60 days of such redemption and the shares redeemed must have been subject to an initial sales charge or a CDSC.

    _____________________________________________________

     Effective December 31, 1999, the following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Purchase of Shares-- Right of Accumulation - Class A and Class T Shares."

     Reduced sales loads apply to any purchase of Class A and Class T shares, shares of other funds in the Dreyfus Premier Family of Funds which are sold with a sales load, shares of certain other funds advised by Dreyfus or Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more.


      Effective December 31, 1999, the following information supersedes and replaces the first and second sentences of the first paragraph contained in the section of the Funds' Statement of Additional Information entitled "Shareholder Services -- Fund Exchanges."

      You may purchase, in exchange for shares of the Fund, shares of the same (or comparable) Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class (or comparable) of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, to the extent such shares are offered for sale in your state of residence.

      Effective December 31, 1999, the following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Funds' Statement of Additional Information entitled "Shareholder Services -- Dreyfus Auto-Exchange Privilege."

     Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of the same (or comparable) Class of another fund in the Dreyfus Premier Family of Funds, shares of the same (or comparable) Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder.

      Effective December 31, 1999, the following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Shareholder Services -- Dividend Options."

       Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of the same (or comparable) Class of another fund in the Dreyfus Premier Family of Funds, shares of the same (or comparable) Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, in Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder.

     Effective December 31, 1999, the following information supersedes and replaces the fifth paragraph contained in the section of the Fund's Statement of Additional Information entitled "Purchase of Shares - Class A Shares."

     Class A shares are offered at net asset value without a sales load to employees participating in Eligible Benefit
Plans.   Class A shares also may be purchased (including  by
exchange)  at  net  asset value without  a  sales  load  for
Dreyfus-sponsored   IRA   "Rollover   Accounts"   with   the
distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans.

      Effective December 31, 1999, the following information supplements and should be read in conjunction with the section of the Fund's Statement of Additional Information entitled "Purchase of Shares - Class T Shares."

     Class T shares are offered at net asset value without a sales load to employees participating in Eligible Benefit
Plans.   Class T shares also may be purchased (including  by
exchange)  at  net  asset value without  a  sales  load  for
Dreyfus-sponsored   IRA   "Rollover   Accounts"   with   the
distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds, certain funds advised by Founders or certain other products made available by the Distributor to such plans.